UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/04

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez		Jacksonville Beach, FL    21 July 2004
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		111

Form 13F Information Table Value Total:	              $178,724(thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105      203 20484.000SH       Sole                20484.000
Agilent Technologies Inc.      COM              00846U101      399 13625.000SH       Sole                13625.000
Albertson's Incorporated       COM              013104104      871 32825.000SH       Sole                32825.000
Alliance Healthcard            COM              01860F103       13 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      951 20426.000SH       Sole                20426.000
American Electric Power        COM              025537101      746 23315.000SH       Sole                23315.000
American Express               COM              025816109     1159 22560.708SH       Sole                22560.708
American International Group,  COM              026874107     2867 40215.500SH       Sole                40215.500
American Natl Ins Co.          COM              028591105     3883 42060.000SH       Sole                41860.000           200.000
Amsouth Bancorporation         COM              032165102     4798 188385.000SH      Sole               187885.000           500.000
Arris Group, Inc.              COM              04269Q100      119 20000.000SH       Sole                20000.000
Automatic Data Processing      COM              053015103      755 18021.000SH       Sole                18021.000
BP plc (ADR)                   COM              055622104      565 10543.000SH       Sole                10543.000
Bank of America                COM              060505104     3329 39340.000SH       Sole                39340.000
Barnes & Noble In              COM                             319 9400.000 SH       Sole                 9400.000
Barrick Gold Corp              COM              067901108      290 14670.000SH       Sole                14670.000
Baxter Intl. Inc.              COM              071813109      477 13830.000SH       Sole                13830.000
Berkshire Hathaway Class B     COM              084670207      488  165.000 SH       Sole                  165.000
Biomet Inc                     COM                             314 7075.000 SH       Sole                 7075.000
Biotech Holders Trust          COM              09067D201     1076 7350.000 SH       Sole                 7250.000           100.000
Boeing                         COM              097023105     1037 20293.000SH       Sole                20293.000
Bristol Myers Squibb           COM              110122108     1603 65436.000SH       Sole                65436.000
Caesars Entertainment          COM                             219 14631.000SH       Sole                14631.000
Cascade Natural Gas            COM              147339105      390 17682.000SH       Sole                17682.000
Charles Schwab & Company       COM              808513105      308 32031.000SH       Sole                32031.000
Chevron Texaco                 COM              166764100      627 6659.000 SH       Sole                 6659.000
Cisco Sys Inc.                 COM              17275R102      241 10168.800SH       Sole                10168.800
Citigroup Inc.                 COM              172967101     2040 43868.806SH       Sole                43868.806
Coca Cola                      COM              191216100      588 11649.000SH       Sole                11649.000
Commercial Bancshares Florida  COM              201607108     6519 245368.000SH      Sole               183074.000         62294.000
Commercial Net Realty          COM              202218103      335 19500.000SH       Sole                19500.000
Compass Bank                   COM              20449H109     1527 35509.000SH       Sole                35509.000
ConocoPhillips                 COM              20825C104     4203 55090.000SH       Sole                55090.000
Constellation Brands Inc.      COM              21036P108      652 17550.000SH       Sole                17550.000
Dell Inc.                      COM              247025109     2408 67232.000SH       Sole                67232.000
Deluxe Corp.                   COM              248019101     1244 28600.000SH       Sole                28600.000
Duke Energy Corp.              COM              264399106     2835 139713.000SH      Sole               138713.000          1000.000
E I Dupont De Nemour           COM              263534109      580 13060.000SH       Sole                13060.000
EMC Corporation                COM              268648102      847 74329.000SH       Sole                74329.000
Emerson Electric               COM              291011104     3492 54951.000SH       Sole                54651.000           300.000
Estee Lauder Co.               COM                             639 13100.000SH       Sole                13100.000
Exxon Mobil Corp               COM              302290101     2941 66231.000SH       Sole                66231.000
Florida Rock Industries        COM              341140101     7826 185590.000SH      Sole               185590.000
Flowers Foods, Inc.            COM              343496105      482 18435.000SH       Sole                18435.000
Fortune Brands                 COM              349631101      324 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108      682 6865.000 SH       Sole                 6865.000
General Electric               COM              369604103     6070 187350.000SH      Sole               186650.000           700.000
General Mills                  COM              370334104      651 13707.000SH       Sole                13707.000
Genuine Parts                  COM              372460105     2539 63997.000SH       Sole                63997.000
Georgia-Pacific                COM              373298108     1418 38350.000SH       Sole                38350.000
H J Heinz                      COM              423074103     2574 65651.000SH       Sole                65651.000
Hawaiian Electric Industries   COM              419870100     1222 46824.000SH       Sole                46824.000
Hewlett Packard                COM              428236103      737 34928.070SH       Sole                34928.070
Hilton Hotel Corporation       COM              432848109      258 13852.000SH       Sole                13852.000
Home Depot                     COM              437076102     3547 100777.000SH      Sole               100777.000
Intel Corporation              COM              458140100     3648 132175.000SH      Sole               132175.000
International Business Machine COM              459200101     1473 16706.689SH       Sole                16406.689           300.000
J.P Morgan Chase & Co.         COM              46625H100      267 6878.000 SH       Sole                 6878.000
Johnson & Johnson              COM              478160104     6963 125006.000SH      Sole               124406.000           600.000
Johnson Controls               COM              478366107     2449 45875.000SH       Sole                45575.000           300.000
Lowe's Companies, Inc.         COM              548661107     1065 20259.000SH       Sole                20259.000
Lucent Technologies            COM              549463107       39 10289.541SH       Sole                10289.541
Mcdonalds Corp.                COM              580135101      221 8500.064 SH       Sole                 8500.064
Merck & Co. Inc.               COM              589331107     1123 23646.070SH       Sole                23646.070
Microsoft Corporation          COM              594918104     2334 81723.000SH       Sole                81223.000           500.000
Minnesota Mining Mfg           COM              604059105     4469 49650.000SH       Sole                49150.000           500.000
Motorola, Inc.                 COM              620076109      977 53538.000SH       Sole                53538.000
Nextel Communications Cl A     COM              65332v103      274 10265.000SH       Sole                10265.000
Nordstrom, Inc.                COM              655664100     1408 33040.000SH       Sole                33040.000
Novanet Inc.                   COM              496001991        0 45000.000SH       Sole                45000.000
Oracle Corporation             COM              68389X105      148 12420.000SH       Sole                12420.000
Patriot Transportation Holding COM              70337B102      703 20816.000SH       Sole                20816.000
Pepco Holdings Inc.            COM              737679100      337 18434.910SH       Sole                18434.910
Pepsico Inc.                   COM              713448108     2954 54823.267SH       Sole                54823.267
Pfizer                         COM              717081103     4819 140565.000SH      Sole               140065.000           500.000
Post Properties Inc.           COM              737464107      525 18000.000SH       Sole                18000.000
Procter & Gamble               COM              742718109     3016 55400.000SH       Sole                54800.000           600.000
Protective Life Corp.          COM              743674103      747 19330.000SH       Sole                19330.000
Regency Centers Corporation    COM              758939102     1577 36750.000SH       Sole                36750.000
Rinker Group Ltd               COM                             501 8950.000 SH       Sole                 8950.000
Royal Dutch Petroleum          COM              780257804     2147 41556.000SH       Sole                41556.000
Safeco Corp.                   COM              786429100     1396 31727.000SH       Sole                31727.000
Sony Corporation               COM              835699307      824 21655.000SH       Sole                21655.000
Southern Company               COM              842587107     2688 92198.000SH       Sole                91198.000          1000.000
Southtrust Corp.               COM              844730101     1107 28520.000SH       Sole                28520.000
Starbucks Corporation          COM              855244109     1668 38350.000SH       Sole                37950.000           400.000
Stryker Corp Com               COM              863667101     1130 20550.000SH       Sole                20550.000
Suntrust Banks Inc.            COM              867914103      592 9105.000 SH       Sole                 9105.000
Synovus Financial Corp.        COM              87161C105      212 8355.000 SH       Sole                 8355.000
Sysco Corporation              COM              871829107     1301 36260.000SH       Sole                36260.000
Target Inc.                    COM              87612E106      880 20727.000SH       Sole                20727.000
Varian Medical Systems, I      COM              92220p105      672 8475.000 SH       Sole                 8475.000
Verizon Communications         COM              92343V104      581 16059.000SH       Sole                16059.000
Wachovia Corp.                 COM              929771103     4812 108128.429SH      Sole               108128.429
Wal-Mart Stores                COM              931142103     1669 31631.972SH       Sole                31631.972
Walgreen Co                    COM              931422109     1371 37855.000SH       Sole                37855.000
Washington Mutual Inc          COM              939322103     1858 48095.000SH       Sole                48095.000
Wells Fargo & Co.              COM              949746101     3333 58240.000SH       Sole                58240.000
Wyeth                          COM              983024100      675 18670.000SH       Sole                18670.000
Wyndham Intl Inc. Class A      COM              983101106       10 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107     9863 7360800.000SH     None                    0.000       7360800.000
Zimmer Holdings Inc.           COM              98956P102     1015 11507.000SH       Sole                11507.000
Alltel Corp. 7.75%             PFD                            1726    34415 SH       Sole                    34115               300
Citigroup VII 7.125%           PFD                            1721    67700 SH       Sole                    67700
Con Edison PFD 7.25%           PFD                             323    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             465    18500 SH       Sole                    18500
Protective Life-Prosaver Plati PFD                              34    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD                             286    11450 SH       Sole                    11450
Rochester G&E 6.650%           PFD                            1348    53100 SH       Sole                    53100
Safeco Corts TR  8.70%         PFD                            1597    60500 SH       Sole                    60500
SunTrust Cap. IV 7.125%        PFD                            2154    85625 SH       Sole                    85625
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